Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Dividends Declared

The Company has declared the following dividends on common shares as of the filing date of this Form 10-Q:

Dividend per Share	Dividend Type	Declaration Date	Record Date	Payable Date
$0.08	Quarterly	February 9, 2024	February 20, 2024	February 26, 2024
$0.50	Special	February 9, 2024	March 1, 2024	March 7, 2024
$0.08	Quarterly	April 25, 2024	May 6, 2024	May 13, 2024
$0.08	Quarterly	July 26, 2024	August 6, 2024	August 13, 2024
$0.08	Quarterly	October 25, 2024	November 5, 2024	November 12, 2024
$0.08	Quarterly	February 11, 2025	February 24, 2025	March 3, 2025
$0.08	Quarterly	April 23, 2025	May 5, 2025	May 12, 2025

The Company declared the following dividends on common shares as of the filing date of this Form 10-K:

Dividend per Share	Dividend Type	Declaration Date	Record Date	Payable Date
$0.08	Quarterly	February 9, 2024	February 20, 2024	February 26, 2024
$0.50	Special	February 9, 2024	March 1, 2024	March 7, 2024
$0.08	Quarterly	April 25, 2024	May 6, 2024	May 13, 2024
$0.08	Quarterly	July 26, 2024	August 6, 2024	August 13, 2024
$0.08	Quarterly	October 25, 2024	November 5, 2024	November 12, 2024
$0.08	Quarterly	February 11, 2025	February 24, 2025	March 3, 2025